Inventories, Net - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories, Net [Line Items]
Total	$ 267	$ 2,423
Smart electric vehicles [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross	267	1,313
Auto parts and other materials [Member]
Schedule of Inventories, Net [Line Items]
Inventory raw materials gross		$ 1,110